SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
IfrsStatementLineItems [Line Items]
Carrying amounts of right-of-use assets			¥ 469
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Carrying amounts of right-of-use assets		¥ 469	¥ 469	¥ 44,288